Interest Expense, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Schedule of Interest Expense, Net

Interest expense, net is comprised of the following:

	Nine Months Ended
	September 30,
	2019	2020
Interest expense	$(7,477)	$(4,821)
Interest income	974	371
Total interest expense, net	$(6,503)	$(4,450)

	Year Ended December 31,
	2018	2019
Interest expense	$(9,607)	$(9,731)
Interest income	842	1,532
Total interest expense, net	$(8,765)	$(8,199)